Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 267.7	$ 4.3	₨ 450.9
Other assets	593.7	9.5	828.0
Total	861.4	$ 13.8	1,278.9
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	150.4		126.4
Total	150.4		126.4
Others
Related Party Transaction [Line Items]
Loans	267.7		450.9
Other assets	443.3		701.6
Total	₨ 711.0		₨ 1,152.5